Notes to the consolidated statements of income	12 Months Ended
Dec. 31, 2019
Notes to the consolidated statements of income
Notes to the consolidated statements of income

4.     Notes to the consolidated statements of income

a)      Revenue

The Company has recognized the following revenue in the consolidated statement of income for the year ended December 31, 2019 and 2018:

Revenue

in € THOUS

	2019			2018
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total
Health care services
Dialysis services	12,447,092	—	12,447,092	11,420,415	—	11,420,415
Care Coordination	1,176,227	248,900	1,425,127	1,622,862	221,012	1,843,874
	13,623,319	248,900	13,872,219	13,043,277	221,012	13,264,289

Health care products
Dialysis products	3,402,987	125,519	3,528,506	3,115,753	93,068	3,208,821
Non-dialysis products	75,830	—	75,830	73,763	—	73,763
	3,478,817	125,519	3,604,336	3,189,516	93,068	3,282,584
Total	17,102,136	374,419	17,476,555	16,232,793	314,080	16,546,873

The Company has recognized the following amounts as receivables and contract liabilities relating to contracts with customers for the year ended December 31, 2019 and 2018:

Trade accounts receivables and contract liabilities

in € THOUS

	2019	2018
Trade accounts receivables	3,341,111	3,284,712
Contract liabilities	22,802	37,632

Impairment losses in the amount of €41,982 and €16,981 for the years ended December 31, 2019 and 2018, respectively, relate to receivables arising from contracts with customers.

The change in the contract liability balance during the period results from the ordinary course of business.

Contract liabilities primarily relate to advance payments from customers and to sales of dialysis machines where revenue is recognized upon installation and provision of the necessary technical instructions whereas a receivable is recognized once the machine is billed to the customer.

Contract liabilities are shown in the consolidated balance sheet in line item “Current provisions and other current liabilities”.

At December 31, 2019, revenue recognized that was included in the contract liability balance at the beginning of the period was €12,608.

At December 31, 2019, performance obligations of €1,160,077 (2018: €1,157,314) are unsatisfied (or partially unsatisfied).

Expected recognition of the transaction price allocated to unsatisfied performance obligations as revenue for the next five years and in the aggregate for the five years thereafter are as follows:

Unsatisfied performance obligations

in € THOUS

1 year	278,090
1 - 3 years	455,774
3 - 5 years	359,721
5 - 10 years	66,492
Total	1,160,077

b)    Selling, general and administrative expenses

Selling, general and administrative expenses are generated in the administrative, logistic and selling functions which are not attributable to production or research and development. Furthermore, general and administrative expenses included realized and unrealized foreign exchange gains and losses. In addition, in 2019 general and administrative expenses included net gains from changes in the fair value of investments of €97,375,  mainly related to equity investments, income attributable to a consent agreement on certain pharmaceuticals of €60,471, a net gain related to variable payments outstanding for acquisitions of €41,537 mainly due to revaluation, a net loss from the sale of fixed assets of €28,911, a gain from the settlement of pension plans in the US in the amount of €4,754 (see note 16), an impairment loss on intangible assets of €932 as well as a net loss from the sale of investments of €68.  General and administrative expenses also included costs for restructuring activities related to the Company’s cost optimization program in the amount of €91,689, mainly for the impairment of right-of-use assets, the sale of fixed assets as well as severance payments. In 2018, general and administrative expenses included a Foreign Corrupt Practices Act (“FCPA”) related charge of €77,200 (see note 22), an impairment loss on intangible assets of €64,719, income attributable to a consent agreement on certain pharmaceuticals of €53,283, a net gain from the revaluation of variable payments outstanding for acquisitions of €36,327, a net gain from the sale of fixed assets of €6,041, net losses from changes in the fair value of investment of €9,762 and a net gain from the sale of investments of €1,824. In 2017, general and administrative expenses included a FCPA related charge of €200,000 (see note 22), a net gain from the sale of fixed assets of €31,959, a net gain from the sale of investments of €36,402 income attributable to a consent agreement on certain pharmaceuticals of €17,524 and a net gain from the revaluation of variable payments outstanding for acquisitions of €2,685.

c)    (Gain) loss related to divestitures of Care Coordination activities

On June 28, 2018, the Company divested its controlling interest in Sound to an investment consortium led by Summit Partners, L.P. The total transaction proceeds were $1,770,516  (€1,531,109), net of related tax payments. The pre-tax gain related to divestitures for Care Coordination activities was €809,003, which primarily related to this divestiture, the effect of the six month impact from the increase in valuation of Sound’s share based payment program, incentive compensation expense and other costs caused by the divestment of Sound. Sound was included in Care Coordination within the North America Segment. The Company’s history with Sound, prior to divestment, includes the following milestones:

•

In July 2014, the Company made an investment for a majority interest in Sound, a physician services organization focused on hospitalist, emergency, intensivist and post-acute care services, furthering its strategic investments and expanding the health care services we offer.

•	In November 2014, Sound acquired Cogent Healthcare, expanding Sound to serve over 180 hospitals in 35 states with more than 1,750 providers.
•	In 2017, the Company increased its interest in Sound raising the Company majority interest to almost 100% during the first half of 2017.

d)    Research and development expenses

Research and development expenses of €168,028 (2018: €114,074 and 2017: €110,997) included research and non-capitalizable development costs as well as depreciation and amortization expenses related to capitalized development costs of €3,052 (2018: €341 and 2017: €432).

e) Cost of materials

The cost of materials for the year ended December 31, 2019, 2018 and 2017 consisted of the following:

Cost of materials

in € THOUS

	2019	2018	2017

Cost of raw materials, supplies and purchased components	4,031,371	3,395,895	3,605,316
Cost of purchased services	258,959	233,638	229,806
Cost of materials	4,290,330	3,629,533	3,835,122

f) Personnel expenses

Included within costs of revenue, selling, general and administrative expenses and research and development expenses are personnel expenses in the amount of €6,799,358,  €6,439,653 and €6,900,023 for the year ended December 31, 2019, 2018 and 2017, respectively. Personnel expenses consisted of the following:

Personnel expenses

in € THOUS

	2019	2018	2017

Wages and salaries	5,448,662	5,025,128	5,396,339
Social security contributions and cost of
retirement benefits and social assistance	1,350,696	1,414,525	1,503,684
thereof retirement benefits	174,009	156,581	147,332
Personnel expenses	6,799,358	6,439,653	6,900,023

The Company employed the following personnel on a full-time equivalents basis, on average, for the following years:

Employees by function

	2019	2018	2017

Production and Services	103,896	97,971	98,547
Administration	11,634	10,510	9,962
Sales and Marketing	3,253	3,360	3,272
Research and Development	1,050	881	804
Total employees	119,833	112,722	112,585

g) Net interest

Net interest in the amount of €429,444 (2018: €301,062 and 2017: €364,824) included interest expense of €491,061 (2018: €448,471 and 2017: €416,199) and interest income of €61,617 (2018: €147,409 and 2017: €51,375). Interest expense resulted mainly from the Company’s financial liabilities which are not accounted for at fair value through profit and loss (see note 13 and note 14), lease liabilities and lease liabilities from related parties (see note 21) as well as interest expense related to uncertain tax treatments. In 2019, interest income primarily results from the valuation of the derivatives embedded in the equity-neutral convertible bonds (“Convertible Bonds”), as well as interest on overdue receivables and lease receivables. In 2018, interest income primarily results from the valuation of the derivatives embedded in the Convertible Bonds, interest on overdue receivables and lease receivables as well as interest related to uncertain tax treatments. In 2017, interest income was mainly attributable to the valuation of the Share Options, interest on overdue receivables and lease receivables as well as interest income related to uncertain tax treatment.

h)     Income taxes

Income before income taxes is attributable to the following geographic locations:

Income before income taxes

in € THOUS

	2019	2018	2017

Germany	101,734	161,861	(20,363)
United States	1,149,149	2,191,834	1,589,501
Other	589,231	383,041	428,477
Total	1,840,114	2,736,736	1,997,615

Income tax expense (benefit) for the years ended December 31, 2019, 2018 and 2017 consisted of the following:

Income tax expense (benefit)

in € THOUS

	2019	2018	2017
Current
Germany	(59,928)	45,136	77,934
United States	168,503	261,211	437,201
Other	228,773	115,561	130,992
	337,348	421,908	646,127
Deferred
Germany	48,313	(34,685)	(36,022)
United States	57,352	145,700	(156,704)
Other	(41,399)	(21,844)	(10,320)
	64,266	89,171	(203,046)
Total	401,614	511,079	443,081

A reconciliation between the expected and actual income tax expense is shown below. The expected corporate income tax expense is computed by applying the German corporation tax rate (including the solidarity surcharge) and the trade tax rate on income before income taxes. The German combined statutory tax rates were 30.21%,  30.18% and 29.90% for the fiscal years ended December 31, 2019, 2018 and 2017, respectively.

Reconciliation of income taxes

in € THOUS

	2019	2018	2017

Expected corporate income tax expense	555,898	825,810	597,187
Tax free income	(65,889)	(50,747)	(44,302)
Income from equity method investees	(23,683)	(18,185)	(18,706)
Tax rate differentials	(58,386)	(106,258)	139,122
Non-deductible expenses	44,283	60,721	106,125
Taxes for prior years	(5,454)	(91,138)	(20,573)
Noncontrolling partnership interests	(60,724)	(61,936)	(105,832)
Tax on divestitures	—	(74,560)	—
Tax rate changes	2,743	(219)	(238,130)
Change in realizability of deferred tax assets and tax credits	8,519	3,211	7,254
Withholding taxes	13,083	4,564	6,606
Other	(8,776)	19,816	14,330
Income tax expense	401,614	511,079	443,081

Effective tax rate	21.8%	18.7%	22.2%

The tax effects of the temporary differences and net operating losses that give rise to deferred tax assets and liabilities at December 31, 2019 and 2018, are presented below:

Deferred income tax assets and liabilities

in € THOUS

	2019	2018
Deferred tax assets
Trade accounts receivable	13,392	25,090
Inventories	71,915	70,223
Intangible assets	4,994	6,980
Property, plant and equipment and other non-current assets	72,769	62,124
Lease Liabilities	1,164,620	—
Provisions and other liabilities	50,819	93,637
Pension liabilities	135,356	98,278
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	175,394	93,890
Derivatives	3,027	2,160
Compensation expense related to stock options	3,426	3,732
Other	36,403	15,390
Total deferred tax assets	1,732,115	471,504

Deferred tax liabilities
Trade accounts receivable	30,310	29,596
Inventories	19,324	12,598
Intangible assets	632,984	433,228
Property, plant and equipment and other non-current assets	165,082	136,392
Right-of-use assets	1,068,409	—
Provisions and other liabilities	92,756	14,678
Derivatives	372	1,978
Other	101,384	123,870
Total deferred tax liabilities	2,110,621	752,340
Net deferred tax liabilities	(378,506)	(280,836)

In the consolidated balance sheets, the accumulated amounts of deferred tax assets and liabilities are shown as follows:

Net deferred income tax assets and liabilities

in € THOUS

	2019	2018

Deferred tax assets	361,196	345,685
Deferred tax liabilities	739,702	626,521
Net deferred tax liabilities	(378,506)	(280,836)

The change in the balance of deferred tax assets and deferred tax liabilities does not equal the deferred tax expense/(benefit). This is due to deferred taxes that are booked directly to equity, the effects of exchange rate changes on tax assets and liabilities denominated in currencies other than euro, the acquisition and disposal of entities as part of ordinary activities and the reclassification of deferred tax assets and liabilities which are presented on the face of the balance sheet as components of other assets and liabilities.

The net operating losses included in the table below reflect U.S. federal tax, German corporate income tax, and other tax loss carryforwards in the various countries in which the Company operates, and expire as follows:

Net operating loss carryforwards

in € THOUS

2020	11,264
2021	15,032
2022	7,476
2023	9,959
2024	42,970
2025	16,181
2026	61,553
2027	48,654
2028	29,091
2029 and thereafter	160,236
Without expiration date	238,203
Total	640,619

Included in the balance of net operating loss carryforwards at December 31, 2019 are €204,476 not expected to be absorbed. Deferred tax assets regarding this portion are not recognized.

In assessing the realizability of deferred tax assets, management considers to which extent it is probable that the deferred tax asset will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and tax loss carryforwards become deductible. Management considers the expected reversal of deferred tax liabilities and projected future taxable income in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is probable the Company will realize the benefits of these deferred tax assets at December 31, 2019.

The Company provides for income taxes and foreign withholding taxes on the cumulative earnings of foreign subsidiaries and foreign subsidiaries in which the Company has ownership of less than 100% that will not be reinvested. At December 31, 2019, the Company provided for €6,645 (2018: €10,656) of deferred tax liabilities associated with earnings that are likely to be distributed in 2020 and the following years. Provision has not been made for additional taxes on €8,867,422 (2018: €8,240,031) undistributed earnings of foreign subsidiaries as these earnings are considered indefinitely reinvested. The earnings could become subject to additional tax if remitted or deemed remitted as dividends; however, calculation of such additional tax is not practicable. These taxes would predominantly comprise foreign withholding tax on dividends of foreign subsidiaries, and German income tax; however, those dividends and capital gains would generally be 95% tax free for German tax purposes.

In the U.S., tax reform was enacted by the Tax Cuts and Jobs Act by signature of the president on December 22, 2017. The Act reduced the U.S. corporate income tax rate from 35% to 21% effective from January 1, 2018. Deferred tax assets and liabilities expected to reverse in 2018 and beyond, were remeasured using the corporate income tax rate that was enacted by the balance sheet date and will apply for future financial years. For the year ended December 31, 2017, the remeasurement of deferred tax assets and liabilities resulted in a deferred tax benefit of €235,692 which was recognized in tax expense affecting profit and loss and included in the balance of €238,130 in the reconciling item “tax rate changes” in the table “reconciliation of income taxes” above.